Summary of contract liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 924,051	₨ 1,132,589
Advances From Customer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	537,002	774,673
Deferred Revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 387,049	₨ 357,916